Leases - Summary of Maturity of Lease Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure Of Leases [Line Items]
Gross lease liabilities	£ 2,783.1	£ 3,002.5
Effect of discounting	(626.8)	(752.8)
Lease liability at 31 Dec 2020	2,156.3	2,249.7		£ 2,326.2
Short-term lease liabilities at 31 December 2020	323.8	302.2	[1]
Long-term lease liabilities at 31 December 2020	1,832.5	1,947.5	[1]
Within one year [member]
Disclosure Of Leases [Line Items]
Gross lease liabilities	412.3	385.9
Between one and two years [member]
Disclosure Of Leases [Line Items]
Gross lease liabilities	357.7	384.0
Between two and three years [member]
Disclosure Of Leases [Line Items]
Gross lease liabilities	309.0	335.4
Between three and four years [member]
Disclosure Of Leases [Line Items]
Gross lease liabilities	255.3	283.0
Between four and five years [member]
Disclosure Of Leases [Line Items]
Gross lease liabilities	209.9	220.5
Over five years [member]
Disclosure Of Leases [Line Items]
Gross lease liabilities	£ 1,238.9	£ 1,393.7

[1]	Figures have been restated as described in the accounting policies.